Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31,	December 31,
	2025	2024
	(Successor)	(Successor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Total cost	2,554,591	2,554,591
Less: accumulated depreciation	(2,102,364)	(2,026,070)
Property and equipment, net	$452,227	$528,521

Depreciation expense for the three months ended March 31, 2025 was $76,294 and for period from February 14, 2024 through March 31, 2024 for Successor was $76,287. Predecessor depreciation expense for the period January 1, 2024 through February 13, 2024 was $37,356.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Total cost	2,554,591	2,554,591
Less: accumulated depreciation	(2,026,070)	(1,587,889)
Property and equipment, net	$528,521	$966,702

Depreciation expense for the period from February 14, 2024 through December 31, 2024 for Successor was $400,825. Predecessor depreciation expense for the period January 1, 2024 through February 13, 2024 and for the year ended December 31, 2023 was $37,356 and $460,722, respectively.